STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

July 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Australia - 3.1%
Abacus Property Group	413,004		963,947
Dexus	449,370		3,390,037
Goodman Group	121,860		2,028,329
LendLease Group	102,375		919,059
Mirvac Group	2,213,080		4,651,934
Scentre Group	2,251,120		4,314,775
			16,268,081
Belgium - 1.7%
Aedifica	26,240		3,759,515
Warehouses De Pauw, CVA	115,766		4,974,202
			8,733,717
Canada - 2.7%
Boardwalk Real Estate Investment Trust	42,980		1,573,683
Chartwell Retirement Residences	423,630		4,451,578
H&R Real Estate Investment Trust	128,040		1,727,247
RioCan Real Estate Investment Trust	165,860		3,003,188
Summit Industrial Income REIT	222,660		3,385,589
			14,141,285
Germany - 5.9%
alstria office REIT	177,723		3,764,490
Deutsche EuroShop	183,140		4,352,330
Deutsche Wohnen	25,190		1,573,377
LEG Immobilien	47,790		7,561,718
Vonovia	207,214		13,814,567
			31,066,482
Hong Kong - 5.0%
CK Asset Holdings	301,000		2,052,484
Hongkong Land Holdings	451,500		2,049,843
Hysan Development	525,000		2,068,027
Link REIT	530,700		5,077,668
New World Development	683,000		3,242,651
Sun Hung Kai Properties	615,000		8,813,687
Swire Properties	1,021,800		2,907,911
			26,212,271
Ireland - .8%
Hibernia REIT	1,486,922		2,302,670
Irish Residential Properties REIT	1,151,900	[a]	2,103,672
			4,406,342

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 9.9%
Activia Properties	691		3,138,418
AEON Mall	123,456		1,880,031
Japan Hotel REIT Investment	4,683		2,851,741
Japan Prime Realty Investment	752		2,940,626
Kenedix Office Investment	567		4,177,185
Mitsubishi Estate	324,200		5,087,080
Mitsui Fudosan	352,900		8,263,446
Mitsui Fudosan Logistics Park	1,014		5,677,998
Nippon Building Fund	595		3,844,853
Nomura Real Estate Master Fund	3,139		4,990,462
Orix JREIT	3,320		6,340,446
SOSiLA Logistics REIT	609		955,939
Tokyu Fudosan Holdings	393,200		2,217,703
			52,365,928
Luxembourg - .8%
Aroundtown	530,733		4,161,481
Norway - .3%
Entra	68,541	[b]	1,671,088
Singapore - 2.8%
Ascendas Real Estate Investment Trust	1,462,200		3,366,796
Ascott Residence Trust	1,372,500		1,043,297
CapitaLand	976,200		2,904,848
CapitaLand Integrated Commercial Trust	2,166,400		3,437,402
City Developments	352,100		1,778,378
Suntec Real Estate Investment Trust	2,273,600		2,449,741
			14,980,462
Spain - .4%
Merlin Properties Socimi	199,300		2,237,154
Sweden - 2.0%
Fabege	228,908		3,971,885
Kungsleden	361,350		4,880,194
Wihlborgs Fastigheter	67,220		1,564,912
			10,416,991
United Kingdom - 4.8%
Assura	2,056,226		2,227,701
Empiric Student Property	1,705,090	[c]	2,293,778
Grainger	543,119		2,289,590
Land Securities Group	552,662		5,447,656
Safestore Holdings	203,603		2,984,317
Segro	443,667		7,506,471
Tritax Big Box REIT	962,360		2,816,113
			25,565,626
United States - 57.9%
Acadia Realty Trust	225,980	[d]	4,835,972

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
United States - 57.9% (continued)
Agree Realty	126,580	[d]	9,512,487
American Campus Communities	256,001	[d]	12,879,410
Americold Realty Trust	143,600	[a,d]	5,578,860
AvalonBay Communities	56,990	[d]	12,984,032
Brixmor Property Group	364,887	[d]	8,399,699
Broadstone Net Lease	112,460	[a,d]	2,926,209
Columbia Property Trust	212,218	[d]	3,537,674
Cousins Properties	119,590	[d]	4,750,115
Digital Realty Trust	48,410	[d]	7,462,886
Diversified Healthcare Trust	384,560	[d]	1,499,784
EPR Properties	28,064	[d]	1,411,619
Equinix	17,240	[d]	14,143,868
Equity Residential	149,570	[d]	12,583,324
Essex Property Trust	16,098	[d]	5,281,754
Extra Space Storage	40,880	[d]	7,118,843
First Industrial Realty Trust	60,523	[d]	3,315,450
Gaming & Leisure Properties	44,224	[d]	2,093,564
Host Hotels & Resorts	404,476	[c,d]	6,443,303
Hudson Pacific Properties	94,270	[d]	2,569,800
Invitation Homes	480,130	[d]	19,531,688
JBG SMITH Properties	199,473	[d]	6,508,804
Kilroy Realty	68,690	[d]	4,758,156
Life Storage	120,410	[d]	14,131,318
Medical Properties Trust	281,510	[d]	5,920,155
MGM Growth Properties, Cl. A	91,870	[d]	3,472,686
Omega Healthcare Investors	62,890	[d]	2,281,649
Park Hotels & Resorts	246,020	[c,d]	4,551,370
Prologis	219,430	[d]	28,095,817
Retail Properties of America, Cl. A	443,916	[d]	5,597,781
Rexford Industrial Realty	112,776	[a,d]	6,937,980
Sabra Health Care REIT	295,239	[d]	5,488,493
SBA Communications	28,200	[d]	9,615,918
Simon Property Group	67,410	[d]	8,528,713
Sun Communities	47,510	[d]	9,317,186
UDR	188,290	[d]	10,354,067
Ventas	190,910	[d]	11,412,600
VEREIT	87,617	[d]	4,290,605
Welltower	154,060	[d]	13,381,652
WP Carey	22,770	[d]	1,837,311
			305,342,602
Total Common Stocks (cost $388,640,809)			517,569,510

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,402,187)	0.05	4,402,187	[e]	4,402,187

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $262,856)	0.01	262,856	[e]	262,856
Total Investments (cost $393,305,852)		99.0%		522,234,553
Cash and Receivables (Net)		1.0%		5,162,333
Net Assets		100.0%		527,396,886

CVA—Company Voluntary Arrangement

a Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $10,281,303 and the value of the collateral was $10,466,033, consisting of cash collateral of $262,856 and U.S. Government & Agency securities valued at $10,203,177.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $1,671,088 or .32% of net assets.

c Non-income producing security.

d Investment in real estate investment trust within the United States.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	319,483,887	198,085,623	††	-	517,569,510
Investment Companies	4,665,043	-		-	4,665,043
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	579		-	579
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(2,076)		-	(2,076)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Estate Securities Fund

July 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank and Trust Company
United States Dollar	1,031,959	Euro	870,000	8/3/2021	(158)
Norwegian Krone	1,393,284	United States Dollar	159,376	8/2/2021	(1,670)
Norwegian Krone	2,299,515	United States Dollar	260,386	8/3/2021	(102)
United States Dollar	364,478	Japanese Yen	40,000,000	8/3/2021	(146)
United States Dollar	264,483	Euro	222,456	8/2/2021	579
Gross Unrealized Appreciation					579
Gross Unrealized Depreciation					(2,076)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2021, accumulated net unrealized appreciation on investments was $128,928,701, consisting of $132,292,641 gross unrealized appreciation and $3,363,940 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.